ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Components of accounts receivable, net are as follows:

	December 31,
	2011	2010
Casino	$385,898	$293,976
Hotel	3,691	4,438
Other	3,686	2,597

Sub-total	$393,275	$301,011
Less: allowance for doubtful debts	(86,775)	(41,490)

	$306,500	$259,521

During the years ended December 31, 2011, 2010 and 2009, the Group has provided allowance for doubtful debts of $36,871, $32,241 and $16,114 and has written off accounts receivable of $932, $941 and $643, respectively.

Movement of allowance for doubtful debts are as follows:

	Year Ended December 31,
	2011	2010	2009
At beginning of year	$41,490	$24,227	$8,113
Additional allowance	36,871	32,241	16,114
Reclassified from (to) long-term receivables, net	8,414	(14,978)	—

At end of year	$86,775	$41,490	$24,227

The Group grants unsecured credit lines to gaming promoters based on pre-approved credit limits. The Group typically issues markers to gaming promoters with a credit period of 30 days. There are some gaming promoters for whom credit is granted on a revolving basis based on the Group’s monthly credit risk assessment of such gaming promoters. Credit lines granted to all gaming promoters are subject to monthly review and settlement procedures. For other approved casino customers, the Group typically allows a credit period of 14 days to 28 days on issuance of markers following investigations of creditworthiness. An extended repayment term of typically 90 days may be offered to casino customers with large gaming losses and established credit history. The following is an analysis of accounts receivable by age presented based on payment due date, net of allowance:

	December 31,
	2011	2010
Current	$220,141	$156,615
1-30 days	41,571	32,305
31-60 days	3,344	8,783
61-90 days	2,573	11,981
Over 90 days	38,871	49,837

	$306,500	$259,521